Principal subsidiaries - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	May 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of subsidiaries [line items]
Change in investment in subsidiaries	£ 159,000,000
Other reserves	(363,000,000)			£ (1,464,000,000)
Assets	1,185,166,000,000			1,203,537,000,000	£ 1,061,800,000,000
Liabilities	1,124,662,000,000			1,144,584,000,000	1,005,500,000,000
Balances with banks and other regulatory authorities	2,973,000,000			3,038,000,000	£ 4,260,000,000
Barclays PLC | Barclays Asset Management Limited, Barclays Investment Solutions Limited and Barclays Bank UK PLC
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition-date fair value			£ 3
Barclays PLC | Barclays Asset Management Limited, Barclays Investment Solutions Limited and Barclays Bank UK PLC | Merger reserve
Disclosure of subsidiaries [line items]
Other reserves			£ 124,000,000
Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Recoverable amount of asset or cash-generating unit				2,548,000,000
Subsidiaries
Disclosure of subsidiaries [line items]
Assets	524,000,000,000			491,000,000,000
Liabilities	500,000,000,000			466,000,000,000
Gross exposure
Disclosure of subsidiaries [line items]
Investment in subsidiaries	22,185,000,000			22,180,000,000
Change in investment in subsidiaries	(5,000,000)
Gross exposure | Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Change in investment in subsidiaries	(130,000,000)	€ (150)
Accumulated impairment
Disclosure of subsidiaries [line items]
Investment in subsidiaries	3,080,000,000			2,916,000,000
Change in investment in subsidiaries	£ 164,000,000
Accumulated impairment | Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Investment in subsidiaries				£ 2,489,000,000